10-K Related-Party Transactions (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	Intercompany short-term and long-term borrowing arrangements at December 31 was as follows:

	Weighted average Interest rate at December 31, 2022	2022	2021
		(In thousands)
Centennial term loan agreements with maturities ranging from March 17, 2023 to December 18, 2023	5.44%	$208,000	$—
Centennial senior notes with maturities ranging from June 27, 2023 to April 4, 2034	4.34%	410,000	368,000
Borrowing arrangements under Centennial commercial paper program, supported by Centennial’s credit agreements	5.27%	66,449	315,457
Total long-term related-party notes payable		684,449	683,457
Less: current maturities		238,000	108,000
Net long-term related-party notes payable		$446,449	$575,457